Property and Equipment (Details) - Schedule of property and equipment - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,199,073	$ 1,183,110	$ 809,500
Less: accumulated depreciation and amortization	(727,613)	(660,066)	(428,326)
Property and equipment, net	$ 471,460	$ 523,044	381,174
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	7 years	7 years
Property and equipment, gross	$ 9,139	$ 9,139	1,090
Equipment – Manufacturing [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and equipment, gross	$ 1,118,202	$ 1,102,239	797,760
Building & Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	5 years	5 years
Property and equipment, gross	$ 193	$ 193
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives	2 years 6 months	2 years 6 months
Property and equipment, gross	$ 71,539	$ 71,539	$ 10,650